Annual Total Returns[BarChart] - Goldman Sachs Target Date 2030 Portfolio - Class R6 Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.21%	11.05%	16.58%	7.98%	(0.86%)	7.51%	13.38%	(4.84%)	20.44%	11.91%